Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 33,206,712	$ 12,610,383
Restricted cash	6,338,306
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 39,545,018	$ 12,610,383	$ 6,345,969